UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06603
Performance Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)
Citi Fund Services 3435 Stelzer Road Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-737-3676
Date of fiscal year end: 05/31/09
Date of reporting period: 02/28/09

Item 1. Schedule of Investments.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—79.4%
Federal Home Loan Bank—57.2%
$13,000,000	2.83%, 3/3/09	$12,999,996
10,000,000	0.71%†, 3/6/09	9,999,028
35,000,000	0.11%†, 3/10/09	34,999,038
40,000,000	0.15%†, 3/11/09	39,997,319
68,000,000	0.28%†, 4/3/09	67,981,447
30,000,000	0.33%†, 4/15/09	29,987,625
5,000,000	2.63%, 4/30/09	5,000,000
25,000,000	0.51%†, 6/2/09	24,967,708
10,000,000	5.13%, 6/4/09	10,118,843
10,000,000	5.25%, 6/12/09	10,130,660
10,000,000	2.65%, 8/7/09	10,081,845
25,000,000	0.40%*, 8/21/09	24,986,674
15,000,000	2.19%*, 9/10/09	15,051,841
15,000,000	1.39%*, 10/5/09	15,038,297
20,000,000	0.96%*, 1/13/10	19,997,729
20,000,000	0.78%*, 2/5/10	20,000,000
40,240,000	1.21%*, 2/19/10	40,291,041
25,000,000	0.87%*, 2/23/10	25,000,000

		416,629,091

Federal Home Loan Mortgage Corporation—14.5%
11,000,000	4.75%, 3/5/09	11,002,292
15,000,000	5.75%, 3/15/09	15,016,350
10,474,000	1.17%†, 3/18/09	10,468,312
20,000,000	0.33%†, 4/1/09	19,994,317
4,000,000	0.34%†, 4/16/09	3,998,262
10,000,000	2.68%, 11/16/09	10,118,009
5,000,000	1.15%, 12/23/09	5,000,000
15,000,000	1.10%, 2/9/10*	15,000,000
15,000,000	1.13%, 3/5/10	14,994,981

		105,592,523

Federal National Mortgage Association—7.7%
8,406,000	0.27%†, 3/4/09	8,405,811
7,000,000	0.21%†, 4/6/09	6,998,530
10,000,000	0.30%†, 5/1/09	9,994,917
30,000,000	1.02%*, 7/28/09	30,057,743

		55,457,001

Total U.S. Government Agency Securities		577,678,615

Commercial Paper—19.3%
Beverages— 3.9%
28,500,000	Coca-Cola Company, 0.25%†, 4/3/09	28,493,469

Consumer Products— 4.1%
30,000,000	The Procter & Gamble Company, 0.30%†, 3/17/09	29,996,000

Energy— 4.4%
15,000,000	Chevron Corporation, 0.17%†, 3/4/09	14,999,788
$17,000,000	Chevron Corporation, 0.23%†, 3/11/09	16,998,914

		31,998,702

Financial Services— 2.8%
20,000,000	General Electric Capital Corporation, 0.42%†, 3/27/09	19,993,933

Healthcare-Products— 4.1%
30,000,000	Abbott Laboratories, 0.25%†, 3/3/09	29,999,583

Total Commercial Paper		140,481,687

Repurchase Agreement—1.1%
7,868,675	Bank of America Securities, 0.24%, 3/2/09, with a maturity value of $7,868,833 (fully collateralized by Federal Home Loan Mortgage Corporation, 2.88% due 11/23/10, with a value of $8,026,050)	7,868,675

Total Repurchase Agreements		7,868,675

Total Investments (Cost $726,028,977) — 99.8%		726,028,977

Other assets in excess of liabilities — 0.2%		1,112,106

NET ASSETS — 100.0%		$727,141,083

†	Discount Note. Rate represents effective yield at February 28, 2009.

*	Variable or Floating Rate Security. Rate disclosed is as of February 28, 2009.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
U.S. Treasury Bills† —91.6%
$53,400,000	0.18%, 3/5/09	$53,399,708
11,000,000	0.25%, 3/12/09	10,999,160
10,000,000	0.25%, 3/26/09	9,998,264
35,000,000	0.12%, 4/9/09	34,989,838
31,000,000	0.07%, 4/16/09	30,989,535
2,000,000	0.00%, 4/23/09	2,000,000
10,000,000	0.01%, 5/14/09	9,999,897
11,500,000	0.25%, 5/15/09	11,486,458
12,000,000	0.46%, 8/20/09	11,973,627
6,000,000	0.45%, 8/27/09	5,986,575

Total U.S. Treasury Obligations		181,823,062

U.S. Treasury Notes—6.0%
12,000,000	2.63%, 3/15/09	12,011,938

Total U.S. Treasury Notes		12,011,938

Investment Companies—2.3%
4,610,412	Federated US Treasury Cash Reserve Fund, 0.02% (a)	4,610,412
41,209	Goldman Sachs Financial Square Treasury Instrument Fund, 0.10% (a)	41,209

Total Investment Companies		4,651,621

Total Investments (Cost $198,486,621) — 99.9%		198,486,621

Other assets in excess of liabilities — 0.1%		120,740

NET ASSETS — 100.0%		$198,607,361

(a)	Rate reflects the 7 day effective yield at February 28, 2009.

†	Discount Notes. Rate represents effective yield at February 28, 2009.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
U.S. Government Agency Securities—94.0%
Federal Home Loan Bank—56.0%
$4,500,000	0.15%†, 3/13/09	$4,499,756
2,500,000	0.18%†, 3/4/09	2,499,950
2,000,000	0.26%†, 3/11/09	1,999,841
1,170,000	3.80%, 5/1/12	1,175,437
2,500,000	4.25%, 11/20/09	2,557,583
2,000,000	4.38%, 10/22/10	2,086,220
3,825,000	4.88%, 3/12/10	3,967,481
3,000,000	5.00%, 9/18/09	3,065,142
2,000,000	5.00%, 10/2/09	2,046,662
2,500,000	5.00%, 12/11/09	2,576,660
4,000,000	5.00%, 9/14/12	4,371,184
3,000,000	5.25%, 6/12/09	3,038,457
2,000,000	5.25%, 9/11/09	2,044,858
2,200,000	5.25%, 6/11/10	2,306,447

		38,235,678

Federal Home Loan Mortgage Corporation—6.0%
2,000,000	4.00%, 7/28/11	2,021,128
2,000,000	4.88%, 2/9/10	2,068,924

		4,090,052

Federal National Mortgage Association—29.9%
2,000,000	3.00%, 4/1/11	2,002,894
2,000,000	3.50%, 4/28/11	2,006,116
1,500,000	3.55%, 6/16/10	1,511,192
2,500,000	3.63%, 8/15/11	2,624,885
4,000,000	4.20%, 6/8/09	4,036,756
3,000,000	4.35%, 5/29/13	3,024,270
2,000,000	4.63%, 12/15/09	2,055,972
1,200,000	4.63%, 6/1/10	1,245,392
2,000,000	5.38%, 8/15/09	2,042,222

		20,549,699

Government National Mortgage Association—2.1%
540,295	3.25%, 6/16/27, Series 2004-26 HD	540,507
873,584	3.47%, 4/20/34, Series 2004-22 BK	873,446

		1,413,953

Total U.S. Government Agency Securities		64,289,382

Corporate Bond—1.6%
1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	1,080,030

Total Corporate Bonds		1,080,030

Investment Company—3.8%
2,586,804	Performance Money Market Fund, Institutional Class, 0.14% (a) (b)	2,586,804

Total Investment Companies		2,586,804

Total Investments (Cost $66,530,950) — 99.4%		67,956,216

Other assets in excess of liabilities — 0.6%		440,830

NET ASSETS — 100.0%		$68,397,046

(a)	Investment in affiliate.

(b)	Rate reflects the 7 day effective yield at February 28, 2009.

†	Discount Note. Rate represents effective yield at February 28, 2009.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—71.2%
Federal Farm Credit Bank—4.8%
$1,000,000	5.30%, 10/25/17	$1,095,024
2,000,000	5.30%, 4/6/20	2,166,600

		3,261,624

Federal Home Loan Bank—8.0%
2,000,000	5.25%, 6/18/14	2,214,386
2,000,000	5.38%, 8/19/11	2,170,482
1,000,000	5.38%, 5/15/19	1,069,119

		5,453,987

Federal Home Loan Mortgage Corporation—16.3%
296,286	4.50%, 11/15/13, Series 2770 UH	296,552
1,805,898	4.50%, 2/15/15, Series 2658 PD	1,820,652
1,882,773	4.50%, 7/15/15, Series 2633 PC	1,903,807
2,000,000	5.00%, 4/15/34, Series 2780 TG	1,972,029
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,011,137
2,000,000	5.00%, 2/15/36, Series 3113 QE	1,935,075
1,000,000	5.13%, 4/18/11	1,072,621
1,000,000	5.50%, 7/18/16	1,129,622

		11,141,495

Federal National Mortgage Association—15.9%
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	989,582
644,119	4.00%, 12/25/29, Series 2003-27 EC	643,367
1,877,670	4.50%, 5/25/15, Series 2003-54 TC	1,894,101
1,000,000	5.00%, 4/15/15	1,101,650
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	3,093,277
1,000,000	5.05%, 2/7/11	1,064,223
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,001,786
149,681	7.00%, 4/1/20, Pool #253299	160,067
50,579	7.50%, 9/1/29, Pool #252717	54,168

		11,002,221

Government National Mortgage Association—17.2%
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,739,855
2,000,000	5.50%, 4/20/30, Series 2003-86 QD	2,048,575
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,079,185
3,479,854	5.50%, 8/15/35, Pool #644568	3,581,414
116,662	7.00%, 10/15/29, Pool #510559	126,103
61,164	7.50%, 10/15/29, Pool #510534	65,908
176,147	8.00%, 2/15/30, Pool #529127	190,554
1,520	9.00%, 3/15/20, Pool #271741	1,645

		11,833,239

Tennessee Valley Authority—9.0%
3,500,000	6.00%, 3/15/13	3,909,038
2,000,000	7.14%, 5/23/12	2,271,280

		6,180,318

Total U.S. Government Agency Securities		48,872,884

U.S. Treasury Notes—10.5%
1,000,000	4.00%, 4/15/10	1,036,055
500,000	4.13%, 5/15/15	549,375
1,000,000	4.38%, 12/15/10	1,062,500
1,000,000	4.50%, 5/15/17	1,115,703
1,000,000	4.75%, 5/15/14	1,137,969
1,000,000	4.88%, 7/31/11	1,088,516
1,000,000	5.13%, 5/15/16	1,160,547

		7,150,665

Total U.S. Treasury Notes		7,150,665

U.S. Treasury Strips—1.4%
$2,000,000	5.05%, 11/15/26 (a)	962,724

Total U.S. Treasury Strips		962,724

Corporate Bonds—12.6%
Beverages— 1.5%
1,000,000	Coca-Cola Enterprises, 7.13%, 9/30/09	1,025,143

Chemicals— 0.4%
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	251,038

Consumer Non-Durable— 0.4%
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	272,825

Electrical Components & Equipment— 1.5%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,061,359

Financial Services— 2.8%
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	480,073
500,000	Caterpillar Financial Services, 6.13%, 2/17/14	487,203
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	619,313
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	375,053

		1,961,642

Food Service— 1.6%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,078,711

Insurance— 0.7%
500,000	MetLife, Inc., 6.82%, 8/15/18	467,856

Railroads— 1.5%
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,043,436

Telecommunications— 1.8%
500,000	AT&T Corporation, 6.00%, 3/15/09	500,251
500,000	AT&T, Inc., 5.60%, 5/15/18	481,087
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
February 28, 2009
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
Corporate Bonds — continued
Telecommunications — continued
$250,000	Southwestern Bell Telephone Company, 7.20%, 10/15/26, Callable 10/15/09 @102.1225	$228,808

		1,210,146

Utilities— 0.4%
250,000	Northern States Power Company, 7.13%, 7/1/25	280,804

Total Corporate Bonds		8,652,960

Investment Company—3.8%
2,641,204	Performance Money Market Fund, Institutional Class, 0.14% (b)(c)	2,641,204

Total Investment Companies		2,641,204

Total Investments (Cost $64,785,450) — 99.5%		68,280,437

Other assets in excess of liabilities — 0.5%		363,498

NET ASSETS — 100.0%		$68,643,935

(a)	Rate reflects the effective yield at purchase. Principal only security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at February 28, 2009.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

Shares	Security Description	Value
Common Stocks—94.9%
Aerospace/Defense— 3.9%
7,300	General Dynamics Corporation	$319,886
6,500	Lockheed Martin Corporation	410,215
9,700	Raytheon Company	387,709
13,000	United Technologies Corporation	530,790

		1,648,600

Beverages— 4.5%
22,800	Coca-Cola Company	931,380
4,500	Molson Coors Brewing Company	158,535
16,100	PepsiCo, Inc.	775,054

		1,864,969

Biotechnology— 1.8%
9,000	Amgen, Inc. (a)	440,370
7,000	Celgene Corporation (a)	313,110

		753,480

Capital Goods— 0.2%
4,000	Lexmark International, Inc. (a)	68,560

Computers— 0.2%
2,000	Affiliated Computer Services, Inc. Class A (a)	93,260

Consumer Goods & Services— 5.1%
8,400	Colgate-Palmolive Company	505,512
3,000	Kimberly-Clark Corporation	141,330
31,200	Procter & Gamble Company	1,502,904

		2,149,746

Consumer Products— 3.2%
6,000	General Mills, Inc.	314,880
6,000	H.J. Heinz Company	196,020
15,000	Kraft Foods, Inc.	341,700
11,400	NIKE, Inc., Class B	473,442

		1,326,042

Distribution/Wholesale— 0.5%
6,000	Sysco Corporation	129,000
1,000	W.W. Grainger, Inc.	66,160

		195,160

Diversified— 1.9%
6,000	CSX Corporation	148,080
7,300	Danaher Corporation	370,548
10,000	Emerson Electric Company	267,500

		786,128

Diversified Financial Services— 0.2%
4,000	Equifax, Inc.	86,000

Education— 0.3%
2,000	Apollo Group, Inc., Class A (a)	145,000

Energy— 10.1%
15,400	ChevronTexaco Corporation	934,934
9,000	ConocoPhillips	336,150
2,600	Entergy Corporation	175,214
9,000	Exelon Corporation	424,980
29,000	Exxon Mobil Corporation	1,969,100
9,700	Sempra Energy	403,229

		4,243,607

Environmental Services & Equipment— 0.4%
6,000	Waste Management, Inc.	162,000

Financial Services— 3.6%
15,700	Bank of America Corporation	62,015
18,000	Citigroup, Inc.	27,000
6,000	Fiserv, Inc. (a)	195,720
8,000	H&R Block, Inc.	152,800
12,500	JPMorgan Chase & Company	285,625
5,100	Northern Trust Corporation	283,305
14,000	U.S. Bancorp	200,340
24,200	Wells Fargo & Company	292,820

		1,499,625

Gas— 1.2%
3,000	Apache Corporation	177,270
6,000	Praxair, Inc.	340,500

		517,770

Health Care— 14.9%
19,400	Abbott Laboratories	918,396
3,000	AmerisourceBergen Corporation	95,280
10,600	Baxter International, Inc.	539,646
7,300	Becton, Dickinson & Company	451,797
21,000	Bristol-Myers Squibb Company	386,610
7,000	C.R. Bard, Inc.	561,820
5,000	Express Scripts, Inc. (a)	251,500
14,800	Gilead Sciences, Inc. (a)	663,040
33,600	Johnson & Johnson	1,680,000
6,000	Medco Health Solutions, Inc. (a)	243,480
26,000	Pfizer, Inc.	320,060
3,000	Quest Diagnostics, Inc.	137,490

		6,249,119

Insurance— 0.8%
5,000	Aon Corporation	191,200
4,000	Chubb Corporation	156,160

		347,360

Investment Companies— 0.8%
26,000	The Charles Schwab Corporation	330,460

Machinery-Diversified— 0.3%
3,000	ITT Corporation	112,050

Metal Fabricate/Hardware— 0.2%
3,000	Snap-on, Inc.	70,770

Multimedia— 0.9%
22,000	The Walt Disney Company	368,940

Oil & Gas— 3.1%
5,000	Anadarko Petroleum Corporation	174,750
5,000	Devon Energy Corporation	218,350
3,000	EOG Resources, Inc.	150,120
4,000	Hess Corporation	218,760
7,800	Occidental Petroleum Corporation	404,586
4,000	Southwestern Energy Company (a)	115,080

		1,281,646

Packaging & Containers— 0.5%
3,000	Ball Corporation	120,870
4,000	Bemis Company, Inc.	74,280

		195,150

Railroads— 0.9%
3,500	Burlington Northern Santa Fe Corporation	205,695
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
February 28, 2009
(Unaudited)

Shares/ Principal Amount	Security Description	Value
Common Stocks — continued
Railroads — continued
5,500	Norfolk Southern Corporation	$174,460

		380,155

Real Estate Investment Trusts— 0.5%
3,500	Public Storage	194,180

Retail— 12.1%
1,500	AutoZone, Inc. (a)	213,345
6,000	Bed Bath & Beyond, Inc. (a)	127,800
5,000	Costco Wholesale Corporation	211,700
18,000	CVS Caremark Corporation	463,320
3,000	Fastenal Company	90,360
13,000	Lowe’s Companies, Inc.	205,920
18,000	McDonald’s Corporation	940,500
20,000	The Home Depot, Inc.	417,800
9,000	The Kroger Company	186,030
3,000	The Sherwin-Williams Company	137,850
8,000	TJX Companies, Inc.	178,160
31,000	Wal-Mart Stores, Inc.	1,526,440
5,500	Walgreen Company	131,230
8,400	Yum! Brands, Inc.	220,752

		5,051,207

Retail-Discount— 0.3%
5,000	Family Dollar Stores, Inc.	137,200

Savings & Loans— 0.3%
12,000	Hudson City Bancorp, Inc.	124,440

Semiconductors— 0.2%
7,000	Altera Corporation	107,310

Software— 10.6%
4,000	BMC Software, Inc. (a)	118,520
29,200	Hewlett-Packard Company	847,676
14,900	International Business Machines Corporation	1,371,247
68,100	Microsoft Corporation	1,099,815
52,600	Oracle Corporation (a)	817,404
14,000	Symantec Corporation (a)	193,620

		4,448,282

Technology— 2.0%
36,400	Intel Corporation	463,736
5,000	Monsanto Company	381,350

		845,086

Telecommunications— 6.4%
44,000	AT&T, Inc.	1,045,880
3,000	CenturyTel, Inc.	78,990
38,500	Cisco Systems, Inc. (a)	560,945
3,000	Harris Corporation	111,840
11,000	QUALCOMM, Inc.	367,730
17,800	Verizon Communications, Inc.	507,834

		2,673,219

Toys/Games/Hobbies— 0.3%
5,000	Hasbro, Inc.	114,450

Transportation— 0.1%
2,500	Ryder System, Inc.	57,150

Utilities— 2.6%
6,000	Dominion Resources, Inc.	181,080
14,000	Duke Energy Corporation	188,580
10,600	FirstEnergy Corporation	451,136
9,000	Southern Company	272,790

		1,093,586

Total Common Stocks		39,721,707

U.S. Government Agency Securities—2.4%
$1,000,000	Federal Home Loan Bank, 0.28%†, 3/9/09	999,977

Total U.S. Government Agency Securities		999,977

Investment Company—3.1%
1,280,223	Performance Money Market Fund, Institutional Class, 0.14% (b)(c)	1,280,223

Total Investment Companies		1,280,223

Total Investments (Cost $53,788,735) — 100.4%		42,001,907

Liabilities in excess of other assets — (0.4)%		(156,502)

NET ASSETS — 100.0%		$41,845,405

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at February 28, 2009.

†	Discount Note. Rate represents effective yield at February 28, 2009.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

Shares	Security Description	Value
Common Stocks—92.6%
Aerospace/Defense— 1.3%
9,000	Alliant Techsystems, Inc. (a)	$635,940

Auto Parts & Equipment— 1.6%
21,000	Advance Auto Parts, Inc.	803,250

Bank Holding Companies— 2.3%
18,000	BancorpSouth, Inc.	335,340
15,000	Bank of Hawaii Corp	480,600
9,000	Commerce Bancshares, Inc.	312,570

		1,128,510
Books Publishing— 1.0%
16,000	John Wiley And Sons, Inc. Class A	502,240

Capital Goods— 0.4%
6,000	Granite Construction, Inc.	213,480

Chemicals— 2.4%
17,000	Airgas, Inc.	523,430
11,500	FMC Corporation	464,945
18,000	Olin Corporation	187,920

		1,176,295

Commercial Services— 2.5%
13,000	Alliance Data Systems Corporation (a)	384,800
13,000	Gartner Group, Inc. (a)	131,430
17,000	Global Payments, Inc.	521,560
14,000	Rollins, Inc.	221,200

		1,258,990

Construction— 1.5%
9,000	MSC Industrial Direct Company, Inc., CLASS A	275,310
28,000	Toll Brothers, Inc. (a)	443,800

		719,110

Consumer Goods & Services— 4.5%
22,000	Church & Dwight Company, Inc.	1,076,240
20,000	Hawaiian Electric Industries, Inc.	277,400
3,000	ITT Educational Services, Inc. (a)	340,500
28,000	Republic Services, Inc., Class A	557,200

		2,251,340

Consumer Products— 2.0%
21,000	Alberto-Culver Company	464,940
14,500	Netflix, Inc. (a)	524,030

		988,970

Consumer Services— 1.2%
31,000	SAIC, Inc. (a)	586,210

Diversified— 2.5%
22,000	Roper Industries, Inc.	909,700
13,000	The Brink’s Company	310,310

		1,220,010

Education— 0.6%
15,000	Corinthian Colleges, Inc. (a)	295,500

Electrical Components & Equipment— 1.5%
36,000	FLIR Systems, Inc. (a)	734,760

Electronics— 1.9%
36,000	AMETEK, Inc.	952,560

Energy— 2.2%
21,000	Scana Corporation	632,730
19,000	UGI Corp.	455,810

		1,088,540

Entertainment— 0.8%
16,000	Marvel Entertainment, Inc. (a)	413,760

Financial Services— 3.6%
15,000	Cullen/Frost Bankers, Inc.	645,600
16,000	FirstMerit Corporation	235,360
68,000	New York Community Bancorp, Inc.	669,800
15,000	Raymond James Financial, Inc.	209,400

		1,760,160

Food— 1.6%
13,000	Ralcorp Holdings, Inc. (a)	787,800

Health Care— 5.5%
27,000	DENTSPLY International, Inc.	624,240
17,000	Henry Schein, Inc. (a)	623,560
21,000	Pharmaceutical Product Development, Inc.	503,790
32,000	Vertex Pharmaceuticals, Inc. (a)	967,360

		2,718,950

Healthcare-Services— 1.4%
19,000	LifePoint Hospitals, Inc. (a)	399,380
15,000	Lincare Holdings, Inc. (a)	316,050

		715,430

Higher Education— 3.0%
17,000	DeVry, Inc.	883,150
3,500	Strayer Education, Inc.	594,125

		1,477,275

Industrial Goods— 2.1%
8,000	Matthews International Corp., Class A	277,920
18,000	Pentair, Inc.	375,660
22,000	The Valspar Corp.	367,400

		1,020,980

Insurance— 4.5%
31,500	American Financial Group, Inc.	490,140
5,000	Everest Re Group, Ltd.	325,650
13,000	Hanover Insurance Group, Inc.	458,510
10,000	HCC Insurance Holdings, Inc.	219,500
8,000	Mercury General Corp.	215,680
15,000	StanCorp Financial Group, Inc.	269,850
13,000	W.R. Berkley Corporation	270,530

		2,249,860

Machinery— 1.0%
5,000	Lincoln Electric Holding, Inc.	153,650
13,000	Wabtec Corporation	347,880

		501,530

Medical— 3.3%
9,500	Cephalon, Inc. (a)	623,105
22,000	Steris Corporation	507,320
10,500	Techne Corporation	512,925

		1,643,350

Medical Instrument— 2.2%
13,000	Edwards Lifesciences Corp. (a)	722,930
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
February 28, 2009
(Unaudited)

Shares	Security Description	Value
Common Stocks — continued
Medical Instrument — continued
10,000	ResMed, Inc. (a)	$368,800

		1,091,730

Miscellaneous Manufacturing— 1.1%
19,000	AptarGroup, Inc.	533,140

Multimedia— 0.5%
7,000	FactSet Research Systems, Inc.	269,780

Oil & Gas— 3.2%
4,000	Comstock Resources, Inc. (a)	121,720
11,000	Helmerich & Payne, Inc.	260,260
38,000	MDU Resources Group, Inc.	575,320
22,000	Southwestern Energy Company (a)	632,940

		1,590,240

Packaging & Containers— 1.1%
27,000	Sonoco Products Company	520,290

Pharmaceuticals— 1.7%
22,000	Omnicare, Inc.	570,460
4,000	United Therapeutics Corp. (a)	268,440

		838,900

Pollution Control— 0.9%
19,000	Donaldson Company, Inc.	463,790

Real Estate Investment Trusts— 4.3%
12,000	Federal Realty Investment Trust	493,560
27,000	Health Care REIT, Inc.	830,790
17,000	Nationwide Health Properties, Inc.	344,420
18,000	Rayonier, Inc.	478,800

		2,147,570

Rental & Leasing— 0.8%
22,000	Rent-A-Center, Inc. (a)	385,440

Retail— 3.9%
27,000	Fastenal Company	813,240
38,500	Ross Stores, Inc.	1,136,520

		1,949,760

Retail-Discount— 2.7%
15,000	BJ’s Wholesale Club, Inc. (a)	448,200
23,000	Dollar Tree, Inc. (a)	892,860

		1,341,060

Software— 5.5%
4,000	ManTech International Corp., Class A (a)	208,680
28,000	McAfee, Inc. (a)	782,600
31,000	Parametric Technology Corporation (a)	252,340
38,000	Sybase, Inc. (a)	1,032,840
18,000	Synopsys, Inc. (a)	335,340
16,000	Wind River Systems, Inc. (a)	120,800

		2,732,600

Technology— 1.6%
11,000	Sensient Technologies Corporation	222,200
8,000	The Dun & Bradstreet Corporation	591,760

		813,960

Telecommunications— 0.3%
27,000	Cypress Semiconductor Corporation (a)	150,120

Transportation— 1.0%
25,000	J.B. Hunt Transportation Services, Inc.	509,500

Utilities— 4.0%
14,000	National Fuel Gas Company	424,340
15,000	NSTAR	482,550
10,000	WGL Holdings, Inc.	303,600
20,000	Wisconsin Energy Corporation	796,400

		2,006,890

Waste Management— 1.6%
4,000	Clean Harbors, Inc. (a)	194,320
12,000	Stericycle, Inc. (a)	575,760

		770,080

Total Common Stocks		45,959,650

Investment Companies—6.8%
20,000	Midcap SPDR Trust Series 1	1,643,600
1,716,748	Performance Money Market Fund, Institutional Class, 0.14% (b)(c)	1,716,748

Total Investment Companies		3,360,348

Total Investments (Cost $64,183,292) — 99.4%		49,319,998

Other assets in excess of liabilities — 0.6%		314,384

NET ASSETS — 100.0%		$49,634,382

(a)	Non-income producing security.

(b)	Investment in affiliate. Represents 3.5% of net assets on February 28, 2009.

(c)	Rate reflects the 7 day effective yield at February 28, 2009.

REIT	Real Estate Investment Trust
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

Shares	Security Description	Value
Common Stocks—85.6%
Aerospace/Defense— 4.5%
10,700	Lockheed Martin Corporation	$675,277
15,000	Raytheon Company	599,550

		1,274,827

Capital Goods— 2.2%
18,000	Granite Construction, Inc.	640,440

Consumer Goods & Services— 2.9%
17,000	Church & Dwight Company, Inc.	831,640

Distribution/Wholesale— 2.6%
11,000	W.W. Grainger, Inc.	727,760

Diversified— 1.3%
15,000	The Brink’s Company	358,050

Education— 4.1%
59,000	Corinthian Colleges, Inc. (a)	1,162,300

Energy— 2.6%
12,000	ChevronTexaco Corporation	728,520

Gas— 1.7%
8,000	Apache Corporation	472,720

Health Care— 19.6%
17,000	Abbott Laboratories	804,780
20,000	Baxter International, Inc.	1,018,200
12,000	Becton, Dickinson & Company	742,680
10,000	C.R. Bard, Inc.	802,600
17,000	Express Scripts, Inc. (a)	855,100
16,000	Gilead Sciences, Inc. (a)	716,800
13,000	Johnson & Johnson	650,000

		5,590,160

Higher Education— 6.6%
20,000	DeVry, Inc.	1,039,000
5,000	Strayer Education, Inc.	848,750

		1,887,750

Industrial Goods— 2.3%
19,000	Matthews International Corp., Class A	660,060

Medical Instrument— 2.7%
14,000	Edwards Lifesciences Corp. (a)	778,540

Multimedia— 2.4%
18,000	FactSet Research Systems, Inc.	693,720

Oil & Gas— 4.3%
10,000	EOG Resources, Inc.	500,400
25,000	Southwestern Energy Company (a)	719,250

		1,219,650

Pharmaceuticals— 4.7%
26,000	Omnicare, Inc.	674,180
39,000	Schering-Plough Corporation	678,210

		1,352,390

Retail— 5.1%
21,000	Fastenal Company	632,520
16,000	McDonald’s Corporation	836,000

		1,468,520

Retail-Discount— 5.7%
19,000	Dollar Tree, Inc. (a)	737,580
32,000	Family Dollar Stores, Inc.	878,080

		1,615,660

Software— 10.3%
23,000	ANSYS, Inc. (a)	463,910
26,000	BMC Software, Inc. (a)	770,380
15,000	ManTech International Corp., Class A (a)	782,550
34,000	Sybase, Inc. (a)	924,120

		2,940,960

Total Common Stocks		24,403,667

U.S. Government Agency Securities— 5.2%
Federal Home Loan Bank†— 5.2%
500,000	0.20%, 3/20/09	499,970
1,000,000	0.28%, 3/9/09	999,977

Total U.S. Government Agency Securities		1,499,947

Investment Companies — 7.7%
28,000	iShares S&P 500 Growth Index Fund	1,092,000
1,107,505	Performance Money Market Fund, Institutional Class, 0.14% (b)(c)	1,107,505

Total Investment Companies		2,199,505

Total Investments (Cost $33,920,924) — 98.5%		28,103,119

Other assets in excess of liabilities— 1.5%		418,425

NET ASSETS— 100.0%		$28,521,544

(a)	Non-income producing security.

(b)	Investment in affiliate. Represents 3.9% of net assets on February 28, 2009.

(c)	Rate reflects the 7 day effective yield at February 28, 2009.

†	Discount Notes. Rate represents effective yield at February 28, 2009.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

Shares	Security Description	Value
Common Stocks—91.0%
Business Equipment & Services— 1.6%
18,130	Pitney Bowes, Inc.	$349,728

Chemicals— 2.3%
18,640	Dow Chemical Company	133,462
18,830	E.I. du Pont de Nemours and Company	353,251

		486,713

Consumer Goods & Services— 7.5%
8,410	3M Company	382,319
12,960	Altria Group, Inc.	200,102
12,100	Kimberly-Clark Corporation	570,031
9,360	Procter & Gamble Company	450,871

		1,603,323

Consumer Products— 2.5%
23,468	Kraft Foods, Inc.	534,601
Diversified— 2.6%
20,000	Alcoa, Inc.	124,600
5,620	Fluor Corporation	186,865
29,150	General Electric Company	248,066

		559,531

Energy— 18.2%
17,280	Chesapeake Energy Corporation	270,259
6,245	ChevronTexaco Corporation	379,134
10,170	ConocoPhillips	379,850
7,740	Diamond Offshore Drilling, Inc.	484,834
29,040	Enterprise Products Partners, LP	626,683
15,700	Kinder Morgan Energy Partners, LP	723,927
13,500	ONEOK, Inc.	301,590
12,840	Peabody Energy Corporation	303,923
36,490	Penn Virginia Resource Partners, LP	425,108

		3,895,308

Financial Services— 10.1%
18,540	Bank of America Corporation	73,233
18,440	FirstMerit Corporation	271,252
20,300	JPMorgan Chase & Company	463,855
33,420	People’s United Financial, Inc.	581,842
21,720	San Juan Basin Royalty Trust	337,746
12,780	U.S. Bancorp	182,882
20,800	Wells Fargo & Company	251,680

		2,162,490

Health Care— 10.1%
11,455	Abbott Laboratories	542,280
33,630	Bristol-Myers Squibb Company	619,128
11,930	Johnson & Johnson	596,500
32,670	Pfizer, Inc.	402,168

		2,160,076

Insurance— 1.1%
13,920	Allstate Corporation	234,273

Machinery— 0.8%
9,430	Joy Global, Inc.	164,648
Oil & Gas— 4.7%
5,900	CNOOC Limited	506,987
13,000	Schlumberger, Ltd.	494,780

		1,001,767

Railroads— 4.7%
8,670	Burlington Northern Santa Fe Corporation	509,536
13,060	Union Pacific Corporation	490,011

		999,547

Real Estate Investment Trusts— 3.0%
21,130	HCP, Inc.	386,045
9,600	Plum Creek Timber Company, Inc.	251,808

		637,853

Retail— 2.7%
10,980	McDonald’s Corporation	573,705

Telecommunications— 4.7%
20,820	AT&T, Inc.	494,892
17,610	Verizon Communications, Inc.	502,413

		997,305

Utilities— 14.4%
15,820	Dominion Resources, Inc.	477,448
32,050	Duke Energy Corporation	431,713
26,770	Great Plains Energy, Inc.	362,466
37,800	NiSource, Inc.	330,750
23,680	OGE Energy Corporation	519,066
13,870	Progress Energy, Inc.	491,275
15,490	Southern Company	469,502

		3,082,220

Total Common Stocks		19,443,088

Investment Companies—9.1%
18,547	John Hancock Bank and Thrift Opportunity Fund	175,826
1,391,658	Performance Money Market Fund, Institutional Class, 0.14% (a) (b)	1,391,658
50,890	Pimco Corporate Opportunity Fund	381,166

Total Investment Companies		1,948,650

Total Investments (Cost $33,611,706) — 100.1%		21,391,738

Liabilities in excess of other assets — (0.1)%		(15,357)

NET ASSETS — 100.0%		$21,376,381

(a)	Investment in affiliate. Represents 6.5% of net assets on February 28, 2009.

(b)	Rate reflects the 7 day effective yield at February 28, 2009.

LP	Limited Partnership
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Growth Portfolio
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

Shares	Security Description	Value
Investment Companies—99.8% (a)
4,684	Performance Intermediate Term Income Fund, Institutional Class	$49,271
36,193	Performance Large Cap Equity Fund, Institutional Class	213,179
44,922	Performance Leaders Equity Fund, Institutional Class (b)	212,481
39,345	Performance Mid Cap Equity Fund, Institutional Class (b)	254,957
3,686	Performance Money Market Fund, Institutional Class, 0.14% (c)	3,686
4,321	Performance Short Term Government Income Fund, Institutional Class	43,127
6,793	Performance Strategic Dividend Fund, Institutional Class	41,914
Total Investment Companies		818,615

Total Investments (Cost $1,463,939) — 99.8%		818,615

Other assets in excess of liabilities — 0.2%		1,948

NET ASSETS — 100.0%		$820,563

(a)	Investments in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at February 28, 2009.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Moderate Portfolio
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

Shares	Security Description	Value
Investment Companies—99.8% (a)
21,870	Performance Intermediate Term Income Fund, Institutional Class	$230,072
47,327	Performance Large Cap Equity Fund, Institutional Class	278,755
43,331	Performance Leaders Equity Fund, Institutional Class (b)	204,955
42,556	Performance Mid Cap Equity Fund, Institutional Class (b)	275,766
11,151	Performance Money Market Fund, Institutional Class, 0.14% (c)	11,151
23,249	Performance Short Term Government Income Fund, Institutional Class	232,028
20,577	Performance Strategic Dividend Fund, Institutional Class	126,961

Total Investment Companies		1,359,688

Total Investments (Cost $2,097,947) — 99.8%		1,359,688

Other assets in excess of liabilities — 0.2%		2,822

NET ASSETS — 100.0%		$1,362,510

(a)	Investments in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at February 28, 2009.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Conservative Portfolio
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

Shares	Security Description	Value
Investment Companies—100.3% (a)
33,266	Performance Intermediate Term Income Fund, Institutional Class	$349,962
21,910	Performance Large Cap Equity Fund, Institutional Class	129,052
29,184	Performance Mid Cap Equity Fund, Institutional Class (b)	189,110
123,786	Performance Money Market Fund, Institutional Class, 0.14% (c)	123,786
35,465	Performance Short Term Government Income Fund, Institutional Class	353,936
30,486	Performance Strategic Dividend Fund, Institutional Class	188,099

Total Investment Companies		1,333,945

Total Investments (Cost $1,649,485) — 100.3%		1,333,945

Liabilities in excess of other assets — (0.3)%		(3,689)

NET ASSETS — 100.0%		$1,330,256

(a)	Investments in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at February 28, 2009.
See notes to Schedule of Portfolio Investments.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of February 28, 2009 is as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation)

THE MONEY MARKET FUND	$726,028,977	$—	$—	$—
THE U.S. TREASURY MONEY MARKET FUND	198,495,379	—	(8,758)	(8,758)
THE SHORT TERM GOVERNMENT INCOME FUND	66,530,950	1,434,575	(9,309)	1,425,266
THE INTERMEDIATE TERM INCOME FUND	64,785,450	3,737,727	(242,740)	3,494,987
THE LARGE CAP EQUITY FUND	53,768,030	615,899	(12,382,022)	(11,766,123)
THE MID CAP EQUITY FUND	64,455,304	828,058	(15,963,364)	(15,135,306)
THE LEADERS EQUITY FUND	33,805,211	451,315	(6,153,407)	(5,702,092)
THE STRATEGIC DIVIDEND FUND	33,148,839	508,777	(12,265,878)	(11,757,101)
THE PERFORMANCE ADVISOR GROWTH PORTFOLIO	1,526,591	2,877	(710,853)	(707,976)
THE PERFORMANCE ADVISOR MODERATE PORTFOLIO	2,171,904	15,119	(827,335)	(812,216)
THE PERFORMANCE ADVISOR CONSERVATIVE PORTFOLIO	1,678,234	16,907	(361,196)	(344,289)
Fair Value Measurements Disclosure:
Effective June 1, 2008, the Performance Funds Trust (the “Funds”) began applying the standard established under SFAS No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical securities.
• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.).
• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2009:

		LEVEL 2 —
		Other Significant
	LEVEL 1 — Quoted Prices	Observable Inputs	Total
	Investments	Investments	Investments
The Money Market Fund	$—	$726,028,977	$726,028,977
The U.S. Treasury Money Market Fund	4,651,621	193,835,000	198,486,621
The Short Term Government Income Fund	2,586,804	65,369,412	67,956,216
The Intermediate Term Income Fund	2,641,204	65,639,233	68,280,437
The Large Cap Equity Fund	41,001,930	999,977	42,001,907
The Mid Cap Equity Fund	49,319,998	—	49,319,998
The Leaders Equity Fund	26,603,172	1,499,947	28,103,119
The Strategic Dividend Fund	21,391,738	—	21,391,738
The Performance Advisor Growth Portfolio	818,615	—	818,615
The Performance Advisor Moderate Portfolio	1,359,688	—	1,359,688
The Performance Advisor Conservative Portfolio	1,333,945	—	1,333,945

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Performance Funds Trust
By (Signature and Title)* /s/ Teresa F. Thornhill, President
Date 04/24/2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)* /s/ Teresa F. Thornhill, President
Date 04/24/2009
By (Signature and Title)* /s/ Christopher E. Sabato, Treasurer
Date 04/24/2009

*	Print the name and title of each signing officer under his or her signature.